SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease expenses	$ 104,372	$ 200,716	$ 439,723	$ 618,085	$ 817,179	$ 837,425